Leases (Future Maturities of Lease Liabilities) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Operating Lease Liabilities, Payments Due [Abstract]
2020		$ 295
2021		176
2022		166
2023		4
Total undiscounted lease payments		641
Less: imputed interest		(86)	$ (520)
Present value of lease liabilities		555
Less: current obligations under leases	$ (165)	(250)		$ (86)
Long-term lease obligations	$ 236	305		$ 91
Finance Lease Liabilities, Payments, Due [Abstract]
2020		1
Total undiscounted lease payments		1
Present value of lease liabilities		1
Less: current obligations under leases		$ (1)